Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 2,844,908		$ 2,749,041
Goodwill resulting from acquisitions	45,772	[1]	95,867	[2]
Goodwill, Ending Balance	$ 2,890,680		$ 2,844,908

[1]	Mainly relates to the acquisitions of Profinit, a data science and engineering company and the telco network engineering business of MOBIA, see also Note 3. In allocating the total preliminary purchase price of Profinit, based on estimated fair values, the Company recorded $29,165 of goodwill, and $19,324 of customer relationships to be amortized over approximately five years. In allocating the total preliminary purchase price of Mobia, based on estimated fair values, the Company recorded $4,025 of goodwill, and $13,830 of customer relationships to be amortized over approximately six years.
[2]	Mainly relates to the acquisition of Astadia, which specializes in mainframe-to-cloud migration and modernization, see also Note 3. In allocating the total purchase price of Astadia, based on estimated fair values, the Company recorded $86,381 of goodwill, $27,677 of customer relationships to be amortized over approximately six years, $8,001 of core technology to be amortized over approximately four years, and $1,784 of trademark to be amortized over approximately three years.